Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

26. Supplemental Cash Flow Information

Additions to properties and equipment as presented within Anadarko’s cash flows from investing activities include cash payments for cost of properties, equipment, and facilities. The cost of properties includes the initial capitalization of drilling costs associated with all exploratory wells whether or not they were deemed to have a commercially sufficient quantity of proved reserves.
The following summarizes cash paid (received) for interest and income taxes, as well as non-cash investing and financing activities, for the years ended December 31:

millions	2018	2017	2016
Cash paid (received)
Interest, net of amounts capitalized	$982	$906	$856
Income taxes, net of refunds (1)	51	64	(882)
Non-cash investing activities
Fair value of properties and equipment acquired	$22	$640	$3
Asset retirement cost additions	523	66	298
Accruals of property, plant, and equipment	822	824	549
Net liabilities assumed (divested) in acquisitions and divestitures	(111)	(158)	723
Non-cash investing and financing activities
Acquisition contingent consideration	$—	$—	$103
Non-cash financing activities
Settlement of tangible equity units	$300	$—	$—

(1)	Includes $881 million from a tax refund in 2016 related to the income tax benefit associated with the Company’s 2015 tax net operating loss carryback.

The following table provides a reconciliation of Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents as reported in the Consolidated Statement of Cash Flows to the line items within the Consolidated Balance Sheets:

	December 31,
millions	2018	2017
Cash and cash equivalents	$1,295	$4,553
Restricted cash and restricted cash equivalents included in Other Assets	134	121
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$1,429	$4,674

Included in cash and cash equivalents is restricted cash and restricted cash equivalents of $139 million at December 31, 2018, and $255 million at December 31, 2017. Total restricted cash and restricted cash equivalents are primarily associated with certain international joint venture operations, payments of future hard-minerals royalty revenues conveyed, like-kind exchanges of property, and a judicially-controlled account related to a Brazilian tax dispute. See Note 18—Contingencies for additional information.